UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: Date of fiscal year end: Date of reporting period:	(212) 850-1864 12/31 6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN CASH MANAGEMENT FUND, INC.
Mid-Year Report June 30, 2003

Seligman 139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year shareholder report for Seligman Cash Management Fund, Inc. follows this letter. This report contains the Fund’s investment results, portfolio of investments, and financial statements.

During the six-month period, the Federal Reserve Board lowered the federal funds rate to 1.0%. With short-term interest rates at historic lows, the annualized 7-day yield of Class A shares of the Fund was 0.24% on June 30, 2003.

We appreciate your continued support of Seligman Cash Management Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 8, 2003

1

Performance Overview (unaudited)

Investment Results
June 30, 2003

	Class A	Class B		Class C		Class D		Class I	Class R

Net Assets	$225,081,589	$43,609,859		$7,860,023		$41,055,548		$8,816,317	$1,500

Net Asset Value
Per Share	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Number of
Shareholders	9,156	4,812		910		2,091		5	1

Dividends*	$0.0016	$0.0002		$0.0002		$0.0002		$0.0025	$0.0001

Annualized
7-day Yieldø	0.24%	0.05	%†	0.05	%†	0.05	%†	0.37%	0.05	%†

Annualized Net Yield
Per Share*	0.32%	0.05	%†	0.05	%†	0.05	%†	0.51%	0.05	%†

Annualized Effective
Yield Per Share
With Dividends
Reinvested Monthly*	0.32%	0.05	%†	0.05	%†	0.05	%†	0.51%	0.05	%†

*	For the six months ended June 30, 2003, except Class R shares which are from April 30, 2003 (commencement of offering of shares) to June 30, 2003.
ø	For the seven days ended June 30, 2003.
†	The Manager, at its discretion, reimbursed certain expenses of Classes B, C, D and R shares. Absent such reimbursement, the annualized yields would have been zero for Classes B, C, D and R.
An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

2

Portfolio of Investments (unaudited)
June 30, 2003

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government Securities 68.9%

US Treasury Bills:
1.13%, due 7/3/2003	1.15%	$25,000,000	$24,998,438

1.19%, due 7/10/2003	1.21	50,000,000	49,986,063

0.9%, due 7/17/2003	0.91	50,000,000	49,980,111

1%, due 7/24/2003	1.01	50,000,000	49,968,215

0.8%, due 9/18/2003	0.81	50,000,000	49,912,222

Total US Government Securities (Cost $224,845,049)			224,845,049

Repurchase Agreement 20.4%

State Street Bank and Trust 0.93%, dated 6/30/2003,
maturing 7/1/2003 in the amount of $66,511,718
collateralized by: $58,560,000 US Treasury Bonds 10%,
5/15/2010, with a fair market value of $68,515,200
(Cost $66,510,000)	0.94	66,510,000	66,510,000

Fixed Time Deposits 9.8%

BNP Paribas, Grand Cayman, 1.03%, 7/1/2003	1.04	16,000,000	16,000,000

Dexia Bank, Grand Cayman, 1.05%, 7/1/2003	1.06	16,000,000	16,000,000

Total Fixed Time Deposits (Cost $32,000,000)			32,000,000

Total Investments (Cost $323,355,049) 99.1%			323,355,049

Other Assets Less Liabilities 0.9%			3,069,787

Net Assets 100.0%			$326,424,836

See Notes to Financial Statement

3

Statement of Assets and Liabilities (unaudited)
June 30, 2003

Assets:

Investments, at value

US Government securities (cost $224,845,049)	$224,845,049

Repurchase agreement (cost $66,510,000)	66,510,000

Fixed time deposits (cost $32,000,000)	32,000,000

		$323,355,049
Receivable for Capital Stock sold		8,657,390

Investment in, and expenses prepaid to, shareholder service agent		154,657

Receivable from Manager (Note 3)		131,054

Receivable for interest		6,340

Other		125,968

Total Assets		332,430,458

Liabilities:

Payable for Capital Stock redeemed		5,697,312

Management fee payable		105,956

Distribution and service fees payable		71,198

Bank overdraft		17,082

Dividends payable		7,443

Accrued expenses and other		106,631

Total Liabilities		6,005,622

Net Assets		$326,424,836

Composition of Net Assets:

Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized;
326,435,839 shares outstanding):

Class A		$2,250,937

Class B		436,084

Class C		78,604

Class D		410,553

Class I		88,166

Class R		15

Additional paid-in capital		323,160,477

Net Assets:

Applicable to 225,093,668 Class A shares, 43,608,414 Class B shares,
7,860,439 Class C shares, 41,055,265 Class D shares, 8,816,553 Class I shares,
1,500 Class R shares, equivalent to $1.00 per share.		$326,424,836

See Notes to Financial Statements.
4

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2003

Investment Income:

Interest	$2,080,952

Expenses:

Management fees	736,224

Distribution and service fees	549,151

Shareholder account services	542,938

Registration	60,319

Custody and related services	47,188

Auditing and legal fees	27,292

Directors’ fees and expenses	11,280

Shareholder reports and communications	9,888

Miscellaneous	70,769

Total Expenses Before Reimbursement	2,055,049

Reimbursement of expenses (Note 3)	(402,225)

Total Expenses After Reimbursement	1,652,824

Net Investment Income	$428,128

See Notes to Financial Statements.
5

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Operations:

Net investment income	$428,128	$2,056,108

Distributions to Shareholders:

Net investment income:

Class A	(376,727)	(1,830,912)

Class B	(12,917)	(46,540)

Class C	(2,899)	(9,525)

Class D	(12,522)	(27,091)

Class I	(23,063)	(69,333)

Decrease in Net Assets from Distributions	(428,128)	(1,983,401)

Capital Share Transactions:

Net proceeds from sales of shares	124,895,211	368,988,905

Investment of dividends	395,785	1,791,232

Exchanged from associated Funds	1,198,425,536	1,265,376,384

Total	1,323,716,532	1,636,156,521

Cost of shares repurchased	(231,516,567)	(494,975,937)

Exchanged into associated funds	(1,129,235,099)	(1,129,408,766)

Total	(1,360,751,666)	(1,624,384,703)

Increase (Decrease) in Net Assets from Capital Share Transactions	(37,035,134)	11,771,818

Increase (Decrease) in Net Assets	(37,035,134)	11,844,525

Net Assets:

Beginning of period	363,459,970	351,615,445

End of Period	$326,424,836	$363,459,970

See Notes to Financial Statements.
6

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Cash Management Fund, Inc. (the “Fund”) offers the following six classes of shares, each of which may be acquired by investors at net asset value:

Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 18 months of original purchase.

Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares acquired by an exchange from another Seligman investment company are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of the original purchase.

Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are not subject to distribution and service fees.

Class R shares became effective on April 30, 2003, and had no transactions other than a sale of 1,500 shares to Seligman Advisors, Inc. (the “Distributor”) for $1,500. Class R shares are offered to certain employee benefit plans and are not available to all investors. They are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on certain redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund’s liability for deferred directors’ fees are valued at current market values and included in other assets.

	b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

7

Notes to Financial Statements (unaudited)

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

	d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

	e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund’s average daily net assets.

The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. Beginning November 12, 2002, the Manager agreed to reimburse a portion of the class-specific expenses of Class B, C, D and R shares in order for those classes to declare dividends equal to an annual rate of 0.05%. The management fee for the six months ended June 30, 2003, was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2003.

Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman investment company, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

8

Notes to Financial Statements (unaudited)

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. For the six months ended June 30, 2003, fees incurred under the Plan, equivalent to 1%, 0.83%, and 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, respectively, amounted to $258,108, $41,356, and $249,686, respectively. For the period April 30, 2003 to June 30, 2003, fees incurred in respect to Class R shares were $1, equivalent to 0.50% per annum of average daily net assets. The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D and Class R shares occurring within one year of purchase. For the six months ended June 30, 2003, such charges amounted to $111,245.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2003, amounted to $3,611.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2003, Seligman Services, Inc. received no commissions from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $3,953, pursuant to the Plan. Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $542,938 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the Fund’s potential obligation under the Guaranties is $275,900. As of June 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,719.

9

Notes to Financial Statements (unaudited)

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2003, of $37,915 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.	Capital Share Transactions — The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

Class A	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Sales of shares	117,654,018	313,186,740

Investment of dividends	348,473	1,653,783

Exchanged from associated funds	703,907,750	778,677,982

Total	821,910,241	1,093,518,505

Shares redeemed	(179,766,429)	(443,079,533)

Exchanged into associated funds	(638,038,968)	(692,619,362)

Transferred to Class I	—	(7,401,458)

Total	(817,805,397)	(1,143,100,353)

Increase (decrease)	4,104,844	(49,581,848)

Class B

Sales of shares	698,932	1,426,500

Investment of dividends	11,107	38,898

Exchanged from associated funds	14,657,939	55,743,087

Total	15,367,978	57,208,485

Shares redeemed	(12,264,481)	(23,031,613)

Exchanged into associated funds	(13,272,312)	(30,047,816)

Total	(25,536,793)	(53,079,429)

Increase (decrease)	(10,168,815)	4,129,056

Class C

Sales of shares	560,035	1,288,693

Investment of dividends	2,300	7,801

Exchanged from associated funds	22,594,866	62,172,944

Total	23,157,201	63,469,438

Shares redeemed	(5,757,213)	(10,969,941)

Exchanged into associated funds	(21,071,278)	(50,174,010)

Total	(26,828,491)	(61,143,951)

Increase (decrease)	(3,671,290)	2,325,487

10

Notes to Financial Statements (unaudited)

Class D	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Sales of shares	4,335,438	49,658,169

Investment of dividends	10,842	23,431

Exchanged from associated funds	457,264,981	368,782,371

Total	461,611,261	418,463,971

Shares redeemed	(31,830,630)	(16,003,719)

Exchanged into associated funds	(456,852,541)	(356,567,578)

Total	(488,683,171)	(372,571,297)

Increase (decrease)	(27,071,910)	45,892,674

Class I

Sales of shares	1,645,287	3,438,793

Investment of dividends	23,063	67,319

Transferred from Class A	—	7,401,458

Total	1,668,350	10,907,570

Shares redeemed	(1,897,814)	(1,891,131)

Increase (decrease)	(229,464)	9,016,439

Class R	April 30, 2003* to June 30, 2003

Sales of shares	1,500

* Commencement of offering of shares.
11

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months Ended 6/30/03	Year Ended December 31,

		2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	0.002	0.007	0.032	0.056	0.042	0.045

Total from Investment Operations	0.002	0.007	0.032	0.056	0.042	0.045

Less Distributions:

Dividends from net investment income	(0.002)	(0.007)	(0.032)	(0.056)	(0.042)	(0.045)

Total Distributions	(0.002)	(0.007)	(0.032)	(0.056)	(0.042)	(0.045)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.16%	0.74%	3.21%	5.65%	4.30%	4.59%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$225,082	$220,977	$270,509	$396,472	$293,776	$273,427

Ratio of expenses to average net assets	0.85%†	0.89%	0.68%	0.60%	0.57%	0.71%

Ratio of net investment income to average net assets	0.31%†	0.74%	3.16%	5.55%	4.21%	4.50%

Without management fee waiver:‡

Ratio of expenses to average net assets			0.74%	0.70%	0.66%

Ratio of net investment income to average net assets			3.10%	5.45%	4.12%

See footnotes on page 16.

12

Financial Highlights (unaudited)

Class B

	Six Months Ended 6/30/03		Year Ended December 31,

			2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	0.001	0.022	0.046	0.032	0.035

Total from Investment Operations	—	**	0.001	0.022	0.046	0.032	0.035

Less Distributions:

Dividends from net investment income	—	**	(0.001)	(0.022)	(0.046)	(0.032)	(0.035)

Total Distributions	—	**	(0.001)	(0.022)	(0.046)	(0.032)	(0.035)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.02%		0.09%	2.20%	4.62%	3.26%	3.56%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$43,610		$53,779	$49,656	$43,259	$42,612	$24,189

Ratio of expenses to average net assets	1.12	%†	1.54%	1.66%	1.60%	1.57%	1.71%

Ratio of net investment income to
average net assets	0.04	%†	0.09%	2.18%	4.55%	3.21%	3.50%

Without management fee waiver and
expense reimbursement:‡

Ratio of expenses to average net assets	1.85	%†	1.89%	1.74%	1.70%	1.66%

Ratio of net investment income (loss) to
average net assets	(0.69	)%†	(0.26)%	2.10%	4.45%	3.12%

See footnotes on page 16.
13

Financial Highlights (unaudited)

Class C

	Six Months Ended 6/30/03		Year Ended December 31,

			2002	2001	2000	5/27/99 * to 12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	0.001	0.023	0.047	0.022

Total from Investment Operations	—	**	0.001	0.023	0.047	0.022

Less Distributions:

Dividends from net investment income	—	**	(0.001)	(0.023)	(0.047)	(0.022)

Total Distributions	—	**	(0.001)	(0.023)	(0.047)	(0.022)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return:	0.03%		0.09%	2.36%	4.81%	2.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,860		$11,531	$9,204	$8,378	$5,305

Ratio of expenses to average net assets	1.12	%†	1.51%	1.51%	1.40%	1.25	%†

Ratio of net investment income to
average net assets	0.04	%†	0.09%	2.33%	4.75%	3.64	%†

Without management fee waiver and
expense reimbursement:‡

Ratio of expenses to average net assets	1.68	%†	1.75%	1.59%	1.50%	1.35	%†

Ratio of net investment income (loss)
to average net assets	(0.52	)%†	(0.15)%	2.25%	4.65%	3.54	%†

See footnotes on page 16.
14

Financial Highlights (unaudited)

Class D

	Six Months Ended 6/30/03		Year Ended December 31,

			2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	0.001	0.022	0.046	0.032	0.035

Total from Investment Operations	—	**	0.001	0.022	0.046	0.032	0.035

Less Distributions:

Dividends from net investment income	—	**	(0.001)	(0.022)	(0.046)	(0.032)	(0.035)

Total Distributions	—	**	(0.001)	(0.022)	(0.046)	(0.032)	(0.035)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.02%		0.09%	2.20%	4.62%	3.26%	3.56%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$41,056		$68,127	$22,217	$29,532	$29,078	$52,243

Ratio of expenses to average net assets	1.12	%†	1.54%	1.66%	1.60%	1.57%	1.71%

Ratio of net investment income to
average net assets	0.04	%†	0.09%	2.18%	4.55%	3.21%	3.50%

Without management fee waiver and
expense reimbursement:‡

Ratio of expenses to average net assets	1.85	%†	1.89%	1.74%	1.70%	1.66%

Ratio of net investment income (loss)
to average net assets	(0.69	)%†	(0.26)%	2.10%	4.45%	3.12%

See footnotes on page 16.
15

Financial Highlights (unaudited)

Class I					Class R

	Six Months Ended 6/30/03	Year Ended 12/31/02	11/30/01* to 12/31/01		4/30/03* to 6/30/03

Per Share Data:

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000		$1.000

Income from Investment Operations:

Net investment income	0.003	0.010	0.001		—	**

Total from Investment Operations	0.003	0.010	0.001		—	**

Less Distributions:

Dividends from net investment income	(0.003)	(0.010)	(0.001)		—	**

Total Distributions	(0.003)	(0.010)	(0.001)		—	**

Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000

Total Return:	0.25%	1.00%	0.11%		0.01%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,816	$9,046	$30		$2

Ratio of expenses to average net assets	0.63%†	0.62%	0.60	%†	0.56	%†

Ratio of net investment income to
average net assets	0.53%†	1.00%	1.25	%†	0.56	%†

Without expense reimbursement:‡

Ratio of expenses to average net assets		0.64%	1.35	%†	1.38	%†

Ratio of net investment income to
average net assets		0.98%	0.50	%†	(0.26	)%†

*	Commencement of offering of shares.
**	Less than + or – $0.01.
‡	The Manager, at its discretion, waived a portion of its fees or reimbursed certain expenses.
†	Annualized.
See Notes to Financial Statements.

16

Board of Directors

Robert B. Catell 3, 4
• Chairman and Chief Executive Officer,
   KeySpan Corporation

John R. Galvin 2, 4
• Dean Emeritus,
   Fletcher School of Law and Diplomacy at
   Tufts University

Paul C. Guidone 1
• Chief Investment Officer,
   J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4
• President Emerita, Sarah Lawrence College
• Trustee, Committee for Economic
   Development

Frank A. McPherson 3, 4
• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 2, 4
• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner,
   Sullivan & Cromwell LLP

Betsy S. Michel2, 4
• Trustee, The Geraldine R. Dodge Foundation	William C. Morris 1
• Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2, 4
• Chairman and CEO, Q Standards
   Worldwide, Inc.
• Director, Kerr-McGee Corporation

Robert L. Shafer 3, 4
• Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
• Director, C-SPAN
• Director, CommScope, Inc.

Brian T. Zino 1
• President, J. & W. Seligman & Co.
   Incorporated
• Chairman, Seligman Data Corp.
• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
   Investment Company Institute
Member: 1 Executive Committee
               2 Audit Committee
               3 Director Nominating Committee
4 Board Operations Committee

Executive Officers

William C. Morris Chairman Brian T. Zino President and Chief Executive Officer Christopher J. Mahony Vice President Richard M. Parower Vice President	Thomas G. Rose Vice President Lawrence P. Vogel Vice President and Treasurer Frank J. Nasta Secretary

17

  TXCM3 6/03

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CASH MANAGEMENT FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.